Atlas A&D Opportunity Fund III LP ABS-15G

Exhibit 99.5

Data Compare Summary

2026_ADMT-NQM6_Final

Run Date - 7/21/2026 16:00:00 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	21	890	2.36%	All Income was verified for each borrower
ApplicationDate	85	890	9.55%	All variances were verified by Mission using either the 1003 date or the credit report date
B1Citizen	0	890	0.00%	All variances were verified by Citizenship documents
B1FirstName	11	890	1.24%	All variances were spelling differences in the tape vs on the note.
B1LastName	26	890	2.92%	All variances were spelling differences in the tape vs on the note.
B1OriginationFICO	0	890	0.00%	All FICO scores were verified from provided credit reports.
B2FirstName	0	187	0.00%	All variances were spelling differences in the tape vs on the note.
B2LastName	5	187	2.67%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	419	686	61.08%	In all cases Mission verified closing dates from the relevant closing documents.
DSCR	39	890	4.38%	In all cases Mission recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	39	890	4.38%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	47	890	5.28%	In all cases Mission verified the monthly PI Payment from the promissory note.
InterestRate	4	890	0.45%	In all cases Mission verified the interest rate from the promissory note.
LenderName	0	890	0.00%
LoanAmount	0	890	0.00%	In all cases Mission verified the Loan Amount from the promissory note.
LoanID	0	890	0.00%
LoanProgram	72	890	8.09%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LoanPurpose	0	890	0.00%
MINNo	3	845	0.36%	In all cases Mission verified the MIN number present on the Deed of Trust.
MortgageOriginationChannel	0	890	0.00%	Mission verifies origination channel from docuemntation provided with the 1008.
NoteDate	2	841	0.24%	All date variances were verified from the Promissory Note.
NumberofUnits	3	890	0.34%	In all cases Mission verified property units from the appraisal and other property related documents.
Occupancy	0	890	0.00%
PrimaryAppraisedPropertyValue	10	890	1.12%	Mission verified values used from the appraisal.
PropertyAddress	135	890	15.17%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCity	1	890	0.11%
PropertyCounty	48	890	5.39%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyState	0	890	0.00%
PropertyType	79	890	8.88%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
PropertyZipCode	0	890	0.00%
QualifyingCLTV	35	890	3.93%	In all cases Mission verified values from appraisal documents and 2nd lien values from 2nd lien documents or credit reports.
RefinanceType	45	374	12.03%	All variations were verified from the 1003 documentation.
SalesPrice	3	521	0.58%	All variations were verified from the sales contract documentation.
SellerLoanID	0	890	0.00%
TotalDebtIncomeRatio	0	890	0.00%	In all cases Mission verified borrower income and all debts from the credit reports and recalculated DTI.
UnderwritingGuidelineLenderName	0	890	0.00%
UnderwritingGuidelineName	0	890	0.00%	Misison verifies guidelines used at time of origination date.
UnderwritingGuidelineVersionDate	0	890	0.00%	Misison verifies guidelines used at time of origination date.
VerifiedDocType	241	890	27.08%	Mission uses ASF defined doc types used for income qualification and the lender tape differs from these enumerations.